Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of financial liabilities measured at fair value on a recurring basis
The following table presents information about the Company’s financial liabilities measured at fair value on a re cu
rring basis and indicates the level of the fair value hierarchy used to determine such values:

	June 30, 2024
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$—	$—	$—	$—
Warrant liability - Series B	755	—	—	755

Total liabilities	$755	$—	$—	$755

	December 31, 2023
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$15	$—	$—	$15
Warrant liability - Series B	1,238	—	—	1,238

Total liabilities	$1,253	$—	$—	$1,253

The following table presents information about the Company’s financial liabilities measured at fair value on a recurring basis and indicates the level of the fair value hierarchy used to determine such values:

	December 31, 2023
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$15	$—	$—	$15
Warrant liability - Series B	1,238	—	—	1,238

Total liabilities	$1,253	$—	$—	$1,253

	December 31, 2022
(In thousands)	Total	Level 1	Level 2	Level 3
Liabilities
Warrant liability - Series A	$1,812	$—	$—	$1,812
Warrant liability - Series B	6,040	—	—	6,040

Total liabilities	$7,852	$—	$—	$7,852

Schedule of activity in the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The following table summarizes the activity in the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) during the six months ended June 30, 2024:

	Warrant Liability
(In thousands)	Series A	Series B	Total
Balance, December 31, 2023	$15	$1,238	$1,253
Change in the fair value of liability	(15)	(483)	(498)

Balance, June 30, 2024	$—	$755	$755

The following table summarizes the activity in the warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) during the years ended December 31, 2023 and 2022:

	Warrant Liability
(In thousands)	Series A	Series B	Total
Balance, December 31, 2021	$—	$—	$—
Issuance of warrants	5,285	9,513	14,798
Change in the fair value of liability	(3,473)	(3,473)	(6,946)

Balance, December 31, 2022	$1,812	$6,040	$7,852
Change in the fair value of liability	(1,797)	(4,802)	(6,599)

Balance, December 31, 2023	$15	$1,238	$1,253

Schedule of assumptions used for the fair value calculations of the warrants
Below are the assumptions used for the fair value calculations of the Series A Warrants and Series B Warrants (each defined below), as of June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
	Series A	Series B	Series A	Series B
Stock (ADS) price	$2.70	$2.70	$3.12	$3.12
Exercise price	$17.00	$17.00	$17.00	$17.00
Expected term (in years)	0.2	5.2	0.7	5.7
Expected volatility	135.0%	85.0%	85.0%	95.0%
Risk-free interest rate	5.5%	4.3%	5.1%	3.9%
Expected dividend yield	—	—	—	—

Below are the assumptions used for the fair value calculations of the Series A Warrants and Series B Warrants (each defined below), as of December 31, 2023 and 2022, adjusted, where applicable, to reflect the ADS Ratio Change for all periods presented, as more fully described in Note 1:

	December 31, 2023		December 31, 2022
	Series A	Series B	Series A	Series B
Stock (ADS) price	$3.12	$3.12	$9.40	$9.40
Exercise price	$17.00	$17.00	$17.00	$17.00
Expected term (in years)	0.7	5.7	1.7	6.7
Expected volatility	85.0%	95.0%	80.0%	120.0%
Risk-free interest rate	5.1%	3.9%	4.4%	4.0%
Expected dividend yield	—	—	—	—